Employee benefits expense	12 Months Ended
Dec. 31, 2020
Employee benefits expense
Employee benefits expense

5.    Employee benefits expense

Years Ended December 31 (millions)	Note	2020	2019	2018
Employee benefits expense
Wages and salaries		$935.3	$609.5	$510.1
Benefits		8.1	5.2	2.7
Share-based compensation	9	29.4	13.2	5.8
Pensions-defined contribution	10	3.5	2.2	0.8
Restructuring costs	11	3.2	0.3	3.1
		$979.5	$630.4	$522.5